Changes in Accounting Policies - Summary of Impacts of Adoption of IFRS 16 (Parenthetical) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Lease liabilities	$ 1,916	$ 1,494
Current portion of lease liabilities	196
Right-of-Use Assets, Net	1,325	893
Net investment in finance lease	$ 30	14
IFRS 16 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Lease liabilities		1,500
Current portion of lease liabilities		128
IFRS 16 [Member] | Adjustments [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Current portion of lease liabilities		128
Right-of-Use Assets, Net		1,491
Net investment in finance lease		(16)
Net investment in finance lease current		2
IFRS 16 [Member] | Adjustments [Member] | Onerous Contracts Contingent Liability [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Right-of-Use Assets, Net		$ (585)
Bottom of Range [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Incremental borrowing rates		4.00%
Top of Range [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Incremental borrowing rates		5.70%